TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER ACCOUNTS PAYABLE
TRADE AND OTHER ACCOUNTS PAYABLE

18  – TRADE AND OTHER ACCOUNTS PAYABLE

Trade and other accounts payable are detailed as follows:

Classification	12.31.2023		12.31.2022
	ThCh$		ThCh$
Current	428,911,984		384,801,630
Non-current	2,392,555		3,015,284
Total	431,304,539		387,816,914

Item	12.31.2023		12.31.2022
	ThCh$		ThCh$
Trade accounts payable	296,701,188		298,298,731
Withholding tax	74,435,775		60,738,656
Others (1)	60,167,576	(1)	28,779,527
Total	431,304,539		387,816,914

(1)	Other current considers the account payable to former shareholders of Companhia de Bebidas Ipiranga ("CBI"). See Note 6 for further information.